Document And Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001997637
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Entity Shell Company	false
Entity File Number	001-42594
Entity Registrant Name	iOThree Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	140 Paya Lebar Road #07-02
Entity Address, Address Line Two	AZ @ Paya Lebar
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	409015
Title of 12(b) Security	Ordinary Shares, par value $0.00625 per share
Trading Symbol	IOTR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	24,000,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Amendment Description	iOThree Limited (the “Company”) is filing this Amendment No. 1 to Form 20-F/A (“Form 20-F/A”) for the fiscal year ended March 31, 2025 to include the consolidated financial statements and Audit Alliance LLP’s (“AA”) updated audit report on iOThree Limited’s consolidated financial statements for the three-year period ended March 31, 2025. This Form 20-F/A amends the annual report on Form 20-F for the fiscal year ended March 31, 2025 (“Original Filing”) filed by iOThree Limited with the Securities and Exchange Commission (the “SEC”) on June 30, 2025 (“Original Filing Date”).The Original Filing inadvertently omitted the consolidated financial statements for the fiscal year ended March 31, 2023. This Form 20-F/A does not revise or restate the Company’s consolidated financial statements for the fiscal years ended March 31, 2025 and 2024 included in the Original Filing.Pursuant to Rule 12b-15 of the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”), the certifications required pursuant to Rule 13a-14 of the Exchange Act that were included as exhibits to the Original Filing, have been re-executed as of the date of this Form 20-F/A and are included as Exhibits 12.1, 12.2, and 13.1, respectively.Other than as described above, this Form 20-F/A does not and does not purport to amend, update or revise in any way the disclosures made in the Original Filing. This Form 20-F/A should be read in conjunction with the Original Filing and other information that iOThree Limited has filed or furnished to the SEC subsequent to the Original Filing Date.
Auditor Firm ID	3487
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of IOTHREE Limited and Subsidiaries (collectively referred to as the “Company”) as of March 31, 2025 and 2024, the related consolidated statements of operations and comprehensive income, changes in shareholders' equity and cash flows for each of the three years in the period ended March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows each of the three years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Alliance LLP
Auditor Location	Singapore
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	140 Paya Lebar Road #07-02
Entity Address, Address Line Two	AZ @ Paya Lebar
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	409015
Contact Personnel Name	Eng Chye Koh
City Area Code	+65
Local Phone Number	3105 1699
Contact Personnel Email Address	ir@io3.sg